October 14, 2002

Supplement to the May 1, 2002 Prospectus for Class A, Class B and Class C Shares
                          of Pioneer Cash Reserves Fund

Effective December 1, 2002, the fund will calculate its net asset value twice daily.

Buying, exchanging and selling shares

The following replaces the first paragraph of the section entitled "Net asset value". Please refer to the prospectus for the full text of the supplemented section.

The fund's net asset value is the value of its portfolio of securities plus any other assets minus its operating expenses and any other liabilities. The fund calculates a net asset value for each class of shares twice daily, every day the New York Stock Exchange is open, at 12:00 noon Eastern time and when regular trading closes (normally 4:00 p.m. Eastern time).

The following replaces the "Share price" help box.

Share  price  The  net  asset  value  per  share  next  calculated   after  your
transaction, adjusted for any applicable sales charge.

The following replaces the section entitled "Share price".

If you place an order with your investment firm before the New York Stock Exchange closes and your investment firm submits the order to the distributor after the Exchange closes, but prior to the distributor's close of business (usually 5:30 p.m. Eastern time), your share price will be calculated that day. Otherwise, your share price will be calculated at the net asset value next determined after the distributor receives your order. Your investment firm is responsible for submitting your order to the distributor. You begin earning dividends on the first business day after the fund is credited with same day funds for your purchase. However, if your payment is wired to the fund by 12:00 noon following the procedures summarized below, you also will receive dividends declared that day.

There are special requirements if you wish to purchase fund shares by wire, have your order executed at 12:00 noon and receive dividends for that day. You or your investment firm must contact the fund's transfer agent, Pioneer Investment Management Shareholder Services, Inc. at 1-800-225-6292, to be pre-approved.

Wire transfers normally take two or more hours to complete and a fee may be charged by the sending bank.

The following supplements the section entitled "Selling". Please refer to the prospectus for the full text of the supplemented section.

Your shares will be sold at net asset value per share next calculated after the fund receives your request in good order. You will earn dividends through the date of redemption.

There are special requirements if you wish to have your order executed at 12:00 noon and receive your redemption proceeds by wire that same day. You or your investment firm must contact the fund's transfer agent, Pioneer Investment Management Shareholder Services, Inc. at 1-800-225-6292, to be pre-approved. You will not receive that day's dividend.

Dividends, capital gains and taxes

The following replaces the section entitled "Dividends and capital gains".

Each day the fund declares substantially all of its net investment income as a dividend to shareowners. Dividends are accrued each day and paid on the last business day of the month. The fund generally pays any distributions of net short-term capital gains in November. The fund does not anticipate making any distributions of net long-term capital gains. The fund may also pay dividends and distributions at other times if necessary for the fund to avoid U.S. federal income or excise tax.










                                                                  12166-00-0702
                                            (C) Pioneer Funds Distributor, Inc.
                                             Underwriter of Pioneer mutual funds

                                                              October 14, 2002

           Supplement to the May 1, 2002 Prospectus for Class Y Shares
                          of Pioneer Cash Reserves Fund

Effective December 1, 2002, the fund will calculate its net asset value twice daily.

Buying, exchanging and selling shares

The following replaces the first paragraph of the section entitled "Net asset value". Please refer to the prospectus for the full text of the supplemented section.

The fund's net asset value is the value of its portfolio of securities plus any other assets minus its operating expenses and any other liabilities. The fund calculates a net asset value for each class of shares twice daily, every day the New York Stock Exchange is open, at 12:00 noon Eastern time and when regular trading closes (normally 4:00 p.m. Eastern time).

The following replaces the "Share price" help box.

Share price

The net asset value per share next calculated after your transaction.

The following replaces the section entitled "Share price".

When you place an order to purchase, exchange or sell Class Y shares it must be received in good order by the transfer agent or by your broker-dealer by the close of regular trading on the New York Stock Exchange (currently 4:00 p.m. Eastern time) in order to purchase, exchange or sell shares at the price determined on that day.

If you place an order with your investment firm before the New York Stock Exchange closes and your investment firm submits the order to the distributor after the Exchange closes, but prior to the distributor's close of business (usually 5:30 p.m. Eastern time), your share price will be calculated that day. Otherwise, except as described below and under "Buying, Exchanging and Selling Shares" for wire transfers, your share price will be calculated at the net asset value next determined after the distributor receives your order. Your investment firm is responsible for submitting your order to the distributor. You begin earning dividends on the first business day after the fund is credited with same day funds for your purchase. However, if your payment is wired to the fund by 12:00 noon following the procedures summarized below, you also will receive dividends declared that day.

There are special requirements if you wish to purchase fund shares by wire, have your order executed at 12:00 noon and receive dividends for that day. You or your investment firm must contact the fund's transfer agent, Pioneer Investment Management Shareholder Services, Inc. at 1-888-294-4480, to be pre-approved.

Wire transfers normally take two or more hours to complete and a fee may be charged by the sending bank.

The following supplements the section entitled "Selling". Please refer to the prospectus for the full text of the supplemented section.

Your Class Y shares will be sold at net asset value per share next calculated after the fund receives your request in good order. You will earn dividends through the date of redemption. If a signature guarantee is required, you must submit your request in writing.

There are special requirements if you wish to have your order executed at 12:00 noon and receive your redemption proceeds by wire that same day. You or your investment firm must contact the fund's transfer agent, Pioneer Investment Management Shareholder Services, Inc. at 1-888-294-4480, to be pre-approved. You will not receive that day's dividend.

The following supplements the section entitled "Buying shares by wire" in the "Buying, exchanging and selling shares" table.

There are special  requirements if you wish to have your order executed at 12:00
noon.  Call  Pioneer  Investment  Management   Shareholder  Services,   Inc.  at
1-888-294-4480 for further information.

The following supplements the section entitled "Selling shares" in the "Buying, exchanging and selling shares" table.

By wire: Call Pioneer Investment Management Shareholder Services, Inc. at 1-888-294-4480 for further information.


Dividends, capital gains and taxes

The following replaces the section entitled "Dividends and capital gains".

Each day the fund declares substantially all of its net investment income as a dividend to shareowners. Dividends are accrued each day and paid on the last business day of the month. The fund generally pays any distributions of net short-term capital gains in November. The fund does not anticipate making any distributions of net long-term capital gains. The fund may also pay dividends and distributions at other times if necessary for the fund to avoid U.S. federal income or excise tax.










                                                                  12638-00-1002
                                            (C) Pioneer Funds Distributor, Inc.
                                            Underwriter of Pioneer mutual funds

                                                             October 14, 2002

                          Supplement to the May 1, 2002
                       Statement of Additional Information
                         for Pioneer Money Market Trust


Effective December 1, 2002, the fund will calculate its net asset value twice daily.

The following replaces the first paragraph of the section entitled "Pricing of shares". Please refer to the statement of additional information for the full text of the supplemented section.

The net asset value per share of each class of the fund is determined twice daily, every day the Exchange is open, at 12:00 noon Eastern time and when regular trading closes (normally 4:00 p.m. Eastern time). As of the date of this statement of additional information, the Exchange is open for trading every weekday except for the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value per share of each class of the fund is also determined on any other day on which the level of trading in its portfolio securities is sufficiently high that the current net asset value per share might be materially affected by changes in the value of its portfolio securities. The fund is not required to determine its net asset value per share on any day on which no purchase orders in good order for fund shares are received and no shares are tendered and accepted for redemption.